Submission	Aug. 27, 2026
Submission [Line Items]
Central Index Key	0001852575
Registrant Name	Strategic Storage Trust VI, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES